NATIONWIDE

VA SEPARATE

ACCOUNT-D

Annual Report

to

Contract Owners

December 31, 2016

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and subsidiary and

Contract Owners of Nationwide VA Separate Account-D:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-D (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”), as of December 31, 2016, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2016, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 21, 2017

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2016

Assets:
Investments at fair value:
Variable Insurance Portfolios - Asset Strategy (WRASP)
2,086,238 shares (cost $19,848,789)	$16,781,698
Variable Insurance Portfolios - Balanced (WRBP)
1,257,585 shares (cost $11,096,475)	9,398,941
Variable Insurance Portfolios - Bond (WRBDP)
2,240,435 shares (cost $12,436,969)	11,798,131
Variable Insurance Portfolios - Core Equity (WRCEP)
1,842,970 shares (cost $21,970,857)	19,662,828
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
292,640 shares (cost $2,289,087)	2,278,671
Variable Insurance Portfolios - Energy (WRENG)
144,038 shares (cost $949,477)	975,498
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
349,733 shares (cost $1,787,994)	1,575,163
Variable Insurance Portfolios - Growth (WRGP)
2,318,250 shares (cost $24,207,440)	23,886,089
Variable Insurance Portfolios - High Income (WRHIP)
2,699,728 shares (cost $9,798,732)	9,740,348
Variable Insurance Portfolios - International Growth (WRIP)
558,853 shares (cost $4,716,289)	4,551,743
Variable Insurance Portfolios - International Core Equity (WRI2P)
118,843 shares (cost $2,081,346)	1,818,349
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
28,981 shares (cost $698,866)	598,827
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
288,785 shares (cost $2,663,415)	2,725,468
Variable Insurance Portfolios - Money Market (WRMMP)
3,999,873 shares (cost $3,999,873)	3,999,873
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
228,066 shares (cost $1,989,553)	1,914,679
Variable Insurance Portfolios - Science and Technology (WRSTP)
662,191 shares (cost $11,776,008)	14,793,075
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
999,004 shares (cost $9,348,952)	9,677,853
Variable Insurance Portfolios - Small Cap Value (WRSCV)
55,331 shares (cost $921,650)	1,015,004
Variable Insurance Portfolios - Value (WRVP)
1,253,080 shares (cost $7,505,187)	7,426,001

Total Investments	$144,618,239

Accounts Payable - Variable Insurance Portfolios - Bond (WRBDP)	(7,912)
Other Accounts Payable	(5,875)

$144,604,452

Contract Owners’ Equity:
Accumulation units	144,515,851
Contracts in payout (annuitization) period (note 1f)	88,601

Total Contract Owners’ Equity (note 5)	$144,604,452

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENT OF OPERATIONS

Year Ended December 31, 2016

Investment Activity:	Total	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR
Reinvested dividends	$1,560,705	108,258	139,931	309,107	92,609	28,627	1,168	10,245
Mortality and expense risk charges (note 2)	(2,183,564)	(272,764)	(146,604)	(190,282)	(301,621)	(33,934)	(12,758)	(21,679)

Net investment income (loss)	(622,859)	(164,506)	(6,673)	118,825	(209,012)	(5,307)	(11,590)	(11,434)

Realized gain (loss) on investments	2,587,647	52,293	(104,343)	(123,431)	987,232	95,126	(48,631)	(229,284)
Change in unrealized gain (loss) on investments	(9,708,368)	(729,784)	(1,350,522)	306,490	(2,876,775)	(104,432)	303,919	525,497

Net gain (loss) on investments	(7,120,721)	(677,491)	(1,454,865)	183,059	(1,889,543)	(9,306)	255,288	296,213

Reinvested capital gains	9,992,904	-	1,511,419	34,774	2,478,981	128,526	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,249,324	(841,997)	49,881	336,658	380,426	113,913	243,698	284,779

Investment Activity:	WRGP	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRRESP
Reinvested dividends	$6,349	714,588	10,649	24,372	-	-	3,806	19,548
Mortality and expense risk charges (note 2)	(372,486)	(144,502)	(70,232)	(26,071)	(8,325)	(39,990)	(42,067)	(26,658)

Net investment income (loss)	(366,137)	570,086	(59,583)	(1,699)	(8,325)	(39,990)	(38,261)	(7,110)

Realized gain (loss) on investments	644,802	47,270	112,358	(43,801)	(159,340)	83,266	-	13,006
Change in unrealized gain (loss) on investments	(3,245,921)	680,876	(451,789)	10,925	141,594	(83,145)	-	(131,715)

Net gain (loss) on investments	(2,601,119)	728,146	(339,431)	(32,876)	(17,746)	121	-	(118,709)

Reinvested capital gains	2,775,579	-	145,715	19,677	59,678	148,087	94	165,161

Net increase (decrease) in contract owners’ equity resulting from operations	$(191,677)	1,298,232	(253,299)	(14,898)	33,607	108,218	(38,167)	39,342

Investment Activity:	WRSTP	WRSCP	WRSCV	WRVP
Reinvested dividends	$-	-	2,862	88,586
Mortality and expense risk charges (note 2)	(212,693)	(142,220)	(11,476)	(107,202)

Net investment income (loss)	(212,693)	(142,220)	(8,614)	(18,616)

Realized gain (loss) on investments	1,014,168	(115,599)	10,351	352,204
Change in unrealized gain (loss) on investments	(1,549,104)	(713,431)	127,025	(568,076)

Net gain (loss) on investments	(534,936)	(829,030)	137,376	(215,872)

Reinvested capital gains	584,967	1,021,864	60,976	857,406

Net increase (decrease) in contract owners’ equity resulting from operations	$(162,662)	50,614	189,738	622,918

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2016 and 2015

	Total		WRASP		WRBP		WRBDP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(622,859)	(1,022,290)	(164,506)	(283,962)	(6,673)	(62,498)	118,825	189,370
Realized gain (loss) on investments	2,587,647	5,019,134	52,293	673,510	(104,343)	58,241	(123,431)	(42,079)
Change in unrealized gain (loss) on investments	(9,708,368)	(28,115,322)	(729,784)	(7,404,950)	(1,350,522)	(1,584,980)	306,490	(305,506)
Reinvested capital gains	9,992,904	19,370,478	-	4,553,757	1,511,419	1,422,205	34,774	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,249,324	(4,748,000)	(841,997)	(2,461,645)	49,881	(167,032)	336,658	(158,215)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,929,431	2,937,395	41,834	118,278	12,542	149,927	142,219	104,383
Transfers between funds	-	-	(1,853,488)	(1,839,161)	(27,796)	632,504	89,654	3,538
Redemptions (note 3)	(22,001,869)	(26,259,093)	(1,916,046)	(3,121,500)	(1,120,140)	(1,407,746)	(1,467,750)	(1,600,432)
Annuity benefits	(8,905)	(11,043)	(1,169)	(1,571)	(1,104)	(1,188)	(1,183)	(1,898)
Contract maintenance charges (note 2)	(34,572)	(37,143)	(4,781)	(5,575)	(2,153)	(2,097)	(2,874)	(2,999)
Contingent deferred sales charges (note 2)	(14,102)	(13,395)	(2,530)	(581)	(614)	(1,259)	(380)	(1,095)
Adjustments to maintain reserves	(10,238)	(13,348)	(1,565)	(2,146)	(161)	(267)	(5,726)	(7,849)

Net equity transactions	(19,140,255)	(23,396,627)	(3,737,745)	(4,852,256)	(1,139,426)	(630,126)	(1,246,040)	(1,506,352)

Net change in contract owners’ equity	(16,890,931)	(28,144,627)	(4,579,742)	(7,313,901)	(1,089,545)	(797,158)	(909,382)	(1,664,567)
Contract owners’ equity beginning of period	161,495,383	189,640,010	21,359,338	28,673,239	10,488,278	11,285,436	12,699,601	14,364,168

Contract owners’ equity end of period	$144,604,452	161,495,383	16,779,596	21,359,338	9,398,733	10,488,278	11,790,219	12,699,601

CHANGES IN UNITS:
Beginning units	8,590,131	9,739,492	837,831	1,016,653	536,347	566,647	823,913	919,811
Units purchased	988,874	1,007,832	10,555	19,502	38,558	63,487	89,875	51,548
Units redeemed	(1,953,149)	(2,157,193)	(162,672)	(198,324)	(96,700)	(93,787)	(166,317)	(147,446)

Ending units	7,625,856	8,590,131	685,714	837,831	478,205	536,347	747,471	823,913

	WRCEP		WRDIV		WRENG		WRGNR
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(209,012)	(277,003)	(5,307)	(6,252)	(11,590)	(14,417)	(11,434)	(28,694)
Realized gain (loss) on investments	987,232	(10,609)	95,126	282,461	(48,631)	46,909	(229,284)	(153,926)
Change in unrealized gain (loss) on investments	(2,876,775)	(4,359,253)	(104,432)	(677,249)	303,919	(284,418)	525,497	(312,108)
Reinvested capital gains	2,478,981	4,180,662	128,526	306,800	-	5,396	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	380,426	(466,203)	113,913	(94,240)	243,698	(246,530)	284,779	(494,728)

Equity transactions:
Purchase payments received from contract owners (note 3)	217,441	329,802	12,689	2,607	6,186	2,749	7,898	5,298
Transfers between funds	(486,888)	(827,402)	(52,071)	(160,769)	(1,813)	106,064	(47,333)	(142,660)
Redemptions (note 3)	(2,741,598)	(3,666,161)	(253,130)	(421,913)	(109,702)	(102,074)	(149,587)	(300,498)
Annuity benefits	(157)	(178)	(129)	(144)	(393)	(460)	(153)	(184)
Contract maintenance charges (note 2)	(4,727)	(4,914)	(357)	(426)	(174)	(240)	(405)	(541)
Contingent deferred sales charges (note 2)	(1,146)	(1,674)	(675)	(62)	(139)	(64)	(272)	(308)
Adjustments to maintain reserves	(87)	15	79	127	(29)	(30)	(50)	(9)

Net equity transactions	(3,017,162)	(4,170,512)	(293,594)	(580,580)	(106,064)	5,945	(189,902)	(438,902)

Net change in contract owners’ equity	(2,636,736)	(4,636,715)	(179,681)	(674,820)	137,634	(240,585)	94,877	(933,630)
Contract owners’ equity beginning of period	22,299,477	26,936,192	2,458,428	3,133,248	837,818	1,078,403	1,480,235	2,413,865

Contract owners’ equity end of period	$19,662,741	22,299,477	2,278,747	2,458,428	975,452	837,818	1,575,112	1,480,235

CHANGES IN UNITS:
Beginning units	1,275,008	1,507,262	131,889	162,199	90,342	89,301	170,805	212,880
Units purchased	29,271	52,390	6,540	5,101	12,096	27,170	7,860	12,423
Units redeemed	(203,894)	(284,644)	(22,358)	(35,411)	(23,053)	(26,129)	(29,658)	(54,498)

Ending units	1,100,385	1,275,008	116,071	131,889	79,385	90,342	149,007	170,805

	WRGP		WRHIP		WRIP		WRI2P
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(366,137)	(391,090)	570,086	558,000	(59,583)	(60,037)	(1,699)	(2,530)
Realized gain (loss) on investments	644,802	948,399	47,270	347,900	112,358	268,738	(43,801)	(6,640)
Change in unrealized gain (loss) on investments	(3,245,921)	(2,399,369)	680,876	(1,926,528)	(451,789)	(385,352)	10,925	(333,966)
Reinvested capital gains	2,775,579	3,427,547	-	124,866	145,715	281,556	19,677	287,315

Net increase (decrease) in contract owners’ equity resulting from operations	(191,677)	1,585,487	1,298,232	(895,762)	(253,299)	104,905	(14,898)	(55,821)

Equity transactions:
Purchase payments received from contract owners (note 3)	181,812	329,919	115,738	11,995	19,100	39,080	9,265	4,525
Transfers between funds	(692,081)	565,770	(238,298)	(262,615)	56,848	343,056	61,412	75,078
Redemptions (note 3)	(3,436,708)	(3,642,906)	(1,502,965)	(1,681,437)	(625,612)	(892,625)	(158,176)	(228,737)
Annuity benefits	(93)	(377)	(1,463)	(1,557)	(536)	(589)	(317)	(360)
Contract maintenance charges (note 2)	(5,578)	(5,637)	(2,189)	(2,266)	(1,122)	(1,261)	(263)	(327)
Contingent deferred sales charges (note 2)	(1,260)	(2,564)	(1,003)	(708)	(502)	(491)	(295)	(116)
Adjustments to maintain reserves	(2,276)	(3,035)	161	186	(85)	(77)	(130)	(127)

Net equity transactions	(3,956,184)	(2,758,830)	(1,630,019)	(1,936,402)	(551,909)	(512,907)	(88,504)	(150,064)

Net change in contract owners’ equity	(4,147,861)	(1,173,343)	(331,787)	(2,832,164)	(805,208)	(408,002)	(103,402)	(205,885)
Contract owners’ equity beginning of period	28,030,987	29,204,330	10,072,284	12,904,448	5,356,857	5,764,859	1,921,612	2,127,497

Contract owners’ equity end of period	$23,883,126	28,030,987	9,740,497	10,072,284	4,551,649	5,356,857	1,818,210	1,921,612

CHANGES IN UNITS:
Beginning units	1,596,811	1,756,642	437,677	516,931	370,682	406,263	108,246	116,954
Units purchased	50,191	110,503	29,642	27,458	23,061	37,801	9,476	14,442
Units redeemed	(283,021)	(270,334)	(98,010)	(106,712)	(64,246)	(73,382)	(14,975)	(23,150)

Ending units	1,363,981	1,596,811	369,309	437,677	329,497	370,682	102,747	108,246

	WRMIC		WRMCG		WRMMP		WRRESP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(8,325)	(15,059)	(39,990)	(48,166)	(38,261)	(43,957)	(7,110)	(9,986)
Realized gain (loss) on investments	(159,340)	53,934	83,266	197,228	-	-	13,006	153,302
Change in unrealized gain (loss) on investments	141,594	(273,757)	(83,145)	(643,728)	-	-	(131,715)	(251,322)
Reinvested capital gains	59,678	160,372	148,087	271,430	94	-	165,161	175,728

Net increase (decrease) in contract owners’ equity resulting from operations	33,607	(74,510)	108,218	(223,236)	(38,167)	(43,957)	39,342	67,722

Equity transactions:
Purchase payments received from contract owners (note 3)	52	54	18,312	14,192	1,943,922	1,568,069	24,579	3,000
Transfers between funds	(169,319)	(288,689)	18,985	22,530	3,417,152	1,823,428	292,828	83,789
Redemptions (note 3)	(42,329)	(192,573)	(269,389)	(372,032)	(4,380,863)	(3,376,187)	(328,260)	(271,601)
Annuity benefits	(72)	(100)	(555)	(610)	-	-	(84)	(87)
Contract maintenance charges (note 2)	(153)	(199)	(335)	(391)	(927)	(1,065)	(247)	(231)
Contingent deferred sales charges (note 2)	(153)	-	(1,112)	(987)	(68)	(59)	(742)	(102)
Adjustments to maintain reserves	-	(11)	(43)	17	(63)	(22)	37	(72)

Net equity transactions	(211,974)	(481,518)	(234,137)	(337,281)	979,153	14,164	(11,889)	(185,304)

Net change in contract owners’ equity	(178,367)	(556,028)	(125,919)	(560,517)	940,986	(29,793)	27,453	(117,582)
Contract owners’ equity beginning of period	777,192	1,333,220	2,851,352	3,411,869	3,058,788	3,088,581	1,887,230	2,004,812

Contract owners’ equity end of period	$598,825	777,192	2,725,433	2,851,352	3,999,774	3,058,788	1,914,683	1,887,230

CHANGES IN UNITS:
Beginning units	37,557	57,723	130,135	144,582	306,128	304,973	85,630	93,883
Units purchased	1,894	1,109	7,589	8,195	590,413	470,629	23,899	33,696
Units redeemed	(13,594)	(21,275)	(18,809)	(22,642)	(490,374)	(469,474)	(24,962)	(41,949)

Ending units	25,857	37,557	118,915	130,135	406,167	306,128	84,567	85,630

	WRSTP		WRSCP		WRSCV		WRVP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(212,693)	(274,491)	(142,220)	(179,792)	(8,614)	(11,053)	(18,616)	(60,673)
Realized gain (loss) on investments	1,014,168	1,280,724	(115,599)	293,401	10,351	18,735	352,204	608,906
Change in unrealized gain (loss) on investments	(1,549,104)	(2,867,543)	(713,431)	(1,843,424)	127,025	(122,608)	(568,076)	(2,139,261)
Reinvested capital gains	584,967	1,121,831	1,021,864	1,854,037	60,976	63,054	857,406	1,133,922

Net increase (decrease) in contract owners’ equity resulting from operations	(162,662)	(739,479)	50,614	124,222	189,738	(51,872)	622,918	(457,106)

Equity transactions:
Purchase payments received from contract owners (note 3)	90,277	159,445	43,841	74,241	14,115	3,884	27,609	15,947
Transfers between funds	(330,366)	172,737	(58,554)	(104,497)	171,720	(74,021)	(150,592)	(128,680)
Redemptions (note 3)	(1,577,997)	(2,401,835)	(1,073,183)	(1,408,076)	(45,927)	(89,100)	(802,507)	(1,081,660)
Annuity benefits	(1,334)	(1,556)	(34)	(42)	(58)	(63)	(71)	(79)
Contract maintenance charges (note 2)	(3,732)	(4,021)	(2,662)	(2,927)	(129)	(121)	(1,764)	(1,905)
Contingent deferred sales charges (note 2)	(1,249)	(1,843)	(1,700)	(534)	(29)	(87)	(233)	(861)
Adjustments to maintain reserves	(30)	21	(102)	3	(102)	(26)	(66)	(46)

Net equity transactions	(1,824,431)	(2,077,052)	(1,092,394)	(1,441,832)	139,590	(159,534)	(927,624)	(1,197,284)

Net change in contract owners’ equity	(1,987,093)	(2,816,531)	(1,041,780)	(1,317,610)	329,328	(211,406)	(304,706)	(1,654,390)
Contract owners’ equity beginning of period	16,780,142	19,596,673	10,719,529	12,037,139	685,589	896,995	7,730,646	9,385,036

Contract owners’ equity end of period	$14,793,049	16,780,142	9,677,749	10,719,529	1,014,917	685,589	7,425,940	7,730,646

CHANGES IN UNITS:
Beginning units	667,928	746,900	563,100	634,816	36,583	44,486	383,519	440,586
Units purchased	16,500	26,853	21,122	37,993	10,407	673	9,925	6,859
Units redeemed	(96,143)	(105,825)	(82,931)	(109,709)	(4,393)	(8,576)	(57,039)	(63,926)

Ending units	588,285	667,928	501,291	563,100	42,597	36,583	336,405	383,519

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

NOTES TO FINANCIAL STATEMENTS

December 31, 2016

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VA Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 8, 2000. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Balanced (WRBP)

Variable Insurance Portfolios - Bond (WRBDP)

Variable Insurance Portfolios - Core Equity (WRCEP)

Variable Insurance Portfolios - Dividend Opportunities (WRDIV)

Variable Insurance Portfolios - Energy (WRENG)

Variable Insurance Portfolios - Global Natural Resources (WRGNR)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - International Growth (WRIP)

Variable Insurance Portfolios - International Core Equity (WRI2P)

Variable Insurance Portfolios - Micro Cap Growth (WRMIC)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Money Market (WRMMP)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

Variable Insurance Portfolios - Small Cap Growth (WRSCP)

Variable Insurance Portfolios - Small Cap Value (WRSCV)

Variable Insurance Portfolios - Value (WRVP)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2016 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 8% of the purchase payments redeemed. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for eight years the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company may deduct a contract maintenance charge of $30, depending on the amount of assets in the contract, which is satisfied by redeeming units. The Company also deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Contingent Deferred Sales Charge (CDSC) Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide VA Separate Account-D Options	Waddell & Reed Select
Variable Account Charge - Recurring	1.35%
CDSC Option:	-
Seven Year CDSC	0.05%
Death Benefit Options:	-
Maximum Anniversary Death Benefit	0.15%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments	-
less surrenders or (iii) highest contract value before 86th birthday less surrenders.	-
Five Year Reset Death Benefit	0.05%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments	-
less surrenders or (iii) most recent five year contract value before 86th birthday less surrenders	-
Nursing Home and Long Term Care	0.05%
Guaranteed Minimum Income Benefit Options:	-
Provide for minimum guaranteed value that may replace contract value for annuitization under	-
certain circumstances.	-
5% Interest	0.45%
Maximum Anniversary	0.30%
Beneficiary Protector Option	0.40%
Upon annuitant death, in addition to any death benefit payable, an additional amount will be	-
credited to the contract.	-

Maximum Variable Account Charges* :	2.45%
*	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides variable account charges by asset fee rates for the period ended December 31, 2016.

	Total	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR

1.35%	$670,035	$93,334	$52,452	$64,658	$91,862	$8,103	$2,740	$5,216
1.40%	350,165	50,867	17,874	32,980	45,296	3,376	1,586	3,219
1.45%	35,168	3,794	4,136	762	6,811	-	-	40
1.50%	780,478	79,012	46,446	53,384	106,085	15,772	6,523	8,827
1.55%	71,951	5,852	6,078	5,952	13,948	1,465	223	505
1.60%	3,829	205	578	60	972	-	-	-
1.65%	41,197	5,630	1,739	6,084	2,709	1,551	960	1,431
1.70%	397	26	-	15	-	-	-	24
1.75%	8,482	1,393	1,449	1,233	118	-	-	-
1.80%	126,536	19,429	7,994	13,111	25,271	2,168	221	800
1.85%	26,455	4,376	4,771	4,219	1,134	670	311	227
1.90%	11,650	1,472	231	623	958	123	8	204
1.95%	52,045	6,737	2,633	6,624	6,216	641	186	1,116
2.00%	343	-	65	19	151	-	-	-
2.05%	2,838	213	158	268	90	65	-	29
2.35%	1,995	424	-	290	-	-	-	41

Totals	$2,183,564	$272,764	$146,604	$190,282	$301,621	$33,934	$12,758	$21,679

	WRGP	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRRESP

1.35%	$99,765	$41,340	$17,790	$6,774	$2,411	$8,332	$30,917	$6,033
1.40%	80,560	22,077	10,895	2,648	497	3,383	2,550	3,081
1.45%	10,368	1,545	159	-	14	18	46	28
1.50%	133,423	48,229	32,010	14,509	4,136	22,849	7,183	14,429
1.55%	12,102	8,916	2,569	369	499	854	139	994
1.60%	995	-	-	189	-	-	-	-
1.65%	2,551	4,203	949	314	417	1,866	205	532
1.70%	50	-	152	-	-	32	30	-
1.75%	1,668	1,489	12	50	-	-	-	-
1.80%	17,628	7,260	2,481	221	134	927	499	833
1.85%	2,919	1,824	822	594	10	476	-	-
1.90%	1,671	1,152	205	168	188	305	-	498
1.95%	7,842	6,352	2,184	179	19	914	498	159
2.00%	108	-	-	-	-	-	-	-
2.05%	251	115	4	56	-	34	-	71
2.35%	585	-	-	-	-	-	-	-

Totals	$372,486	$144,502	$70,232	$26,071	$8,325	$39,990	$42,067	$26,658

	WRSTP	WRSCP	WRSCV	WRVP

1.35%	$74,140	$34,085	$2,502	$27,581
1.40%	32,332	24,401	1,264	11,279
1.45%	1,895	1,603	23	3,926
1.50%	77,257	62,962	5,909	41,533
1.55%	4,524	4,022	524	2,416
1.60%	274	29	258	269
1.65%	5,445	1,990	694	1,927
1.70%	8	42	-	18
1.75%	76	77	-	917
1.80%	10,158	7,118	165	10,118
1.85%	1,188	1,732	-	1,182
1.90%	1,532	929	15	1,368
1.95%	3,658	2,556	112	3,419
2.00%	-	-	-	-
2.05%	93	132	10	1,249
2.35%	113	542	-	-

Totals	$212,693	$142,220	$11,476	$107,202

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2016 and 2015, total transfers to the Account from the fixed account were $209,744 and $126,878, respectively, and total transfers from the Account to the fixed account were $2,922,696 and $1,300,903, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $57,330 and $56,983 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2016 and 2015, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2016.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$144,618,239	$-	$-	$144,618,239

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2016 are as follows:

	Purchase of Investments	Sales of Investments
Variable Insurance Portfolios - Asset Strategy (WRASP)	$136,641	$4,037,330
Variable Insurance Portfolios - Balanced (WRBP)	2,214,786	1,849,308
Variable Insurance Portfolios - Bond (WRBDP)	1,431,862	2,518,585
Variable Insurance Portfolios - Core Equity (WRCEP)	2,918,398	3,665,504
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)	269,411	439,865
Variable Insurance Portfolios - Energy (WRENG)	96,792	214,416
Variable Insurance Portfolios - Global Natural Resources (WRGNR)	67,235	268,519
Variable Insurance Portfolios - Growth (WRGP)	3,274,877	4,819,345
Variable Insurance Portfolios - High Income (WRHIP)	1,176,752	2,236,846
Variable Insurance Portfolios - International Growth (WRIP)	399,751	865,443
Variable Insurance Portfolios - International Core Equity (WRI2P)	181,804	252,202
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)	97,610	258,230
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	278,597	404,596
Variable Insurance Portfolios - Money Market (WRMMP)	3,977,312	3,036,264
Variable Insurance Portfolios - Real Estate Securities (WRRESP)	693,141	547,016
Variable Insurance Portfolios - Science and Technology (WRSTP)	767,498	2,219,627
Variable Insurance Portfolios - Small Cap Growth (WRSCP)	1,230,638	1,443,286
Variable Insurance Portfolios - Small Cap Value (WRSCV)	284,449	92,395
Variable Insurance Portfolios - Value (WRVP)	1,067,929	1,156,697

	$20,565,483	$30,325,474

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2016, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2016. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Asset Strategy (WRASP)
2016	1.35%	to	2.35%	685,714	$24.91	to	$22.03	$16,769,078	0.58%	-3.88%	to	-4.85%
2015	1.35%	to	2.35%	837,831	25.92	to	23.16	21,345,594	0.37%	-9.58%	to	-10.50%
2014	1.35%	to	2.35%	1,016,653	28.67	to	25.88	28,653,920	0.49%	-6.54%	to	-7.49%
2013	1.35%	to	2.35%	1,220,582	30.67	to	27.97	36,836,120	1.30%	23.44%	to	22.19%
2012	1.35%	to	2.35%	1,516,118	24.85	to	22.89	37,093,078	1.18%	17.56%	to	16.37%
Variable Insurance Portfolios - Balanced (WRBP)
2016	1.35%	to	2.05%	478,205	20.00	to	17.83	9,386,058	1.40%	0.66%	to	-0.06%
2015	1.35%	to	2.05%	536,347	19.87	to	17.84	10,474,405	0.90%	-1.67%	to	-2.37%
2014	1.35%	to	2.00%	566,647	20.20	to	18.41	11,269,973	0.95%	6.12%	to	5.42%
2013	1.35%	to	2.05%	634,250	19.04	to	17.35	11,892,759	1.48%	22.03%	to	21.16%
2012	1.35%	to	2.05%	714,648	15.60	to	14.32	10,983,578	1.53%	10.23%	to	9.45%
Variable Insurance Portfolios - Bond (WRBDP)
2016	1.35%	to	2.35%	747,471	16.08	to	13.20	11,778,500	2.41%	2.63%	to	1.60%
2015	1.35%	to	2.35%	823,913	15.67	to	12.99	12,681,632	2.88%	-1.15%	to	-2.15%
2014	1.35%	to	2.35%	919,811	15.85	to	13.28	14,336,327	3.88%	2.93%	to	1.89%
2013	1.35%	to	2.35%	1,194,782	15.40	to	13.03	18,105,481	3.55%	-3.41%	to	-4.39%
2012	1.35%	to	2.35%	1,581,219	15.95	to	13.63	24,827,412	3.21%	4.35%	to	3.29%
Variable Insurance Portfolios - Core Equity (WRCEP)
2016	1.35%	to	2.05%	1,100,385	18.22	to	16.25	19,660,608	0.45%	2.34%	to	1.62%
2015	1.35%	to	2.05%	1,275,008	17.80	to	15.99	22,297,245	0.36%	-2.03%	to	-2.73%
2014	1.35%	to	2.05%	1,507,262	18.17	to	16.44	26,933,756	0.50%	8.20%	to	7.43%
2013	1.35%	to	2.05%	1,871,034	16.80	to	15.30	30,909,440	0.55%	31.71%	to	30.77%
2012	1.35%	to	2.05%	2,212,019	12.75	to	11.70	27,776,839	0.60%	17.00%	to	16.17%
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
2016	1.35%	to	2.05%	116,071	19.99	to	18.26	2,278,747	1.25%	5.51%	to	4.77%
2015	1.35%	to	2.05%	131,889	18.94	to	17.43	2,458,428	1.28%	-3.38%	to	-4.06%
2014	1.35%	to	2.05%	162,199	19.60	to	18.17	3,133,248	1.10%	8.36%	to	7.59%
2013	1.35%	to	2.05%	203,743	18.09	to	16.89	3,635,717	1.58%	27.86%	to	26.96%
2012	1.35%	to	2.05%	212,283	14.15	to	13.30	2,968,794	1.08%	11.65%	to	10.85%
Variable Insurance Portfolios - Energy (WRENG)
2016	1.35%	to	1.95%	79,385	12.41	to	11.63	971,503	0.13%	32.74%	to	31.93%
2015	1.35%	to	1.95%	90,342	9.35	to	8.82	834,488	0.06%	-23.20%	to	-23.66%
2014	1.35%	to	2.35%	89,301	12.18	to	11.15	1,073,589	0.00%	-11.77%	to	-12.67%
2013	1.35%	to	2.35%	93,884	13.80	to	12.76	1,280,620	0.00%	26.03%	to	24.76%
2012	1.35%	to	2.35%	108,850	10.95	to	10.23	1,180,624	0.00%	0.00%	to	-1.01%
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2016	1.35%	to	2.35%	149,007	10.74	to	9.54	1,573,653	0.70%	22.14%	to	20.91%
2015	1.35%	to	2.35%	170,805	8.79	to	7.89	1,478,898	0.10%	-23.44%	to	-24.22%
2014	1.35%	to	2.35%	212,880	11.48	to	10.41	2,411,926	0.00%	-14.21%	to	-15.08%
2013	1.35%	to	2.35%	277,839	13.38	to	12.26	3,676,262	0.00%	6.35%	to	5.27%
2012	1.35%	to	2.35%	372,835	12.58	to	11.65	4,645,144	0.00%	0.51%	to	-0.52%
Variable Insurance Portfolios - Growth (WRGP)
2016	1.35%	to	2.35%	1,363,981	17.82	to	16.26	23,880,213	0.02%	-0.14%	to	-1.15%
2015	1.35%	to	2.35%	1,596,811	17.85	to	16.45	28,025,703	0.11%	5.72%	to	4.65%
2014	1.35%	to	2.35%	1,756,642	16.88	to	15.71	29,195,969	0.40%	10.30%	to	9.18%
2013	1.35%	to	2.35%	2,234,814	15.30	to	14.39	33,708,790	0.43%	34.62%	to	33.25%
2012	1.35%	to	2.35%	2,659,999	11.37	to	10.80	29,806,000	0.06%	11.22%	to	10.09%
Variable Insurance Portfolios - High Income (WRHIP)
2016	1.35%	to	2.05%	369,309	26.90	to	23.99	9,729,030	7.32%	14.62%	to	13.81%
2015	1.35%	to	2.05%	437,677	23.47	to	21.08	10,061,086	6.21%	-7.77%	to	-8.42%
2014	1.35%	to	2.05%	516,931	25.44	to	23.02	12,890,967	4.88%	0.53%	to	-0.18%
2013	1.35%	to	2.05%	663,044	25.31	to	23.06	16,488,891	4.91%	9.01%	to	8.23%
2012	1.35%	to	2.05%	791,131	23.22	to	21.31	18,050,573	6.35%	17.04%	to	16.20%

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****
Variable Insurance Portfolios - International Growth (WRIP)
2016	1.35%	to	2.05%	329,497	14.07	to	12.55	4,546,298	0.22%	-4.34%	to	-5.02%
2015	1.35%	to	2.05%	370,682	14.71	to	13.21	5,350,662	0.43%	2.00%	to	1.27%
2014	1.35%	to	2.05%	406,263	14.42	to	13.04	5,758,173	2.07%	-0.41%	to	-1.11%
2013	1.35%	to	1.95%	508,498	14.48	to	13.37	7,256,823	0.89%	17.62%	to	16.90%
2012	1.35%	to	2.00%	716,278	12.31	to	11.36	8,703,012	2.06%	16.46%	to	15.69%
Variable Insurance Portfolios - International Core Equity (WRI2P)
2016	1.35%	to	2.05%	102,747	17.90	to	16.36	1,813,841	1.36%	-0.28%	to	-0.98%
2015	1.35%	to	2.05%	108,246	17.95	to	16.52	1,916,799	1.36%	-2.27%	to	-2.97%
2014	1.35%	to	2.00%	116,954	18.37	to	17.12	2,122,113	2.31%	0.07%	to	-0.59%
2013	1.35%	to	2.00%	107,770	18.36	to	17.22	1,956,718	1.73%	23.23%	to	22.42%
2012	1.35%	to	2.00%	137,235	14.90	to	14.07	2,024,592	2.41%	11.79%	to	11.06%
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
2016	1.35%	to	1.95%	25,857	23.47	to	21.72	597,607	0.00%	11.77%	to	11.09%
2015	1.35%	to	1.95%	37,557	20.99	to	19.55	776,026	0.00%	-10.39%	to	-10.93%
2014	1.35%	to	1.95%	57,723	23.43	to	21.95	1,331,828	0.00%	-3.07%	to	-3.66%
2013	1.35%	to	1.95%	63,722	24.17	to	22.79	1,519,568	0.00%	55.16%	to	54.22%
2012	1.35%	to	1.95%	57,350	15.58	to	14.78	883,384	0.00%	10.33%	to	9.66%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2016	1.35%	to	2.05%	118,915	23.23	to	21.39	2,720,594	0.00%	4.69%	to	3.95%
2015	1.35%	to	2.05%	130,135	22.19	to	20.58	2,846,179	0.00%	-7.05%	to	-7.71%
2014	1.35%	to	2.05%	144,582	23.88	to	22.30	3,405,689	0.00%	6.41%	to	5.66%
2013	1.35%	to	1.95%	168,894	22.44	to	21.29	3,743,371	0.00%	28.18%	to	27.41%
2012	1.35%	to	2.00%	182,861	17.50	to	16.65	3,167,930	0.00%	12.02%	to	11.28%
Variable Insurance Portfolios - Money Market (WRMMP)
2016	1.35%	to	1.95%	406,167	9.92	to	8.99	3,999,774	0.12%	-1.22%	to	-1.82%
2015	1.35%	to	1.95%	306,128	10.04	to	9.16	3,058,788	0.02%	-1.33%	to	-1.93%
2014	1.35%	to	1.95%	304,973	10.18	to	9.34	3,088,581	0.02%	-1.33%	to	-1.93%
2013	1.35%	to	1.95%	370,565	10.31	to	9.52	3,802,150	0.02%	-1.33%	to	-1.93%
2012	1.35%	to	2.00%	513,897	10.45	to	9.65	5,328,053	0.02%	-1.33%	to	-1.99%
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2016	1.35%	to	2.05%	84,567	22.98	to	21.04	1,913,588	1.07%	2.86%	to	2.14%
2015	1.35%	to	2.05%	85,630	22.34	to	20.60	1,886,091	0.96%	3.37%	to	2.64%
2014	1.35%	to	2.05%	93,883	21.61	to	20.07	2,003,634	1.02%	28.41%	to	27.50%
2013	1.35%	to	1.95%	95,926	16.83	to	15.89	1,596,781	1.13%	-0.24%	to	-0.84%
2012	1.35%	to	1.95%	107,241	16.87	to	16.03	1,791,438	0.74%	16.12%	to	15.42%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2016	1.35%	to	2.35%	588,285	25.55	to	24.87	14,780,590	0.00%	0.18%	to	-0.84%
2015	1.35%	to	2.35%	667,928	25.51	to	25.08	16,766,297	0.00%	-4.19%	to	-5.16%
2014	1.35%	to	2.35%	746,900	26.62	to	26.44	19,580,700	0.00%	1.52%	to	0.49%
2013	1.35%	to	2.35%	897,717	26.22	to	26.32	23,193,595	0.00%	54.28%	to	52.72%
2012	1.35%	to	2.35%	1,053,794	17.00	to	17.23	17,663,368	0.00%	26.10%	to	24.82%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2016	1.35%	to	2.35%	501,291	19.69	to	16.97	9,677,259	0.00%	1.53%	to	0.50%
2015	1.35%	to	2.35%	563,100	19.40	to	16.89	10,719,013	0.00%	0.51%	to	-0.51%
2014	1.35%	to	2.35%	634,816	19.30	to	16.97	12,036,590	0.00%	0.22%	to	-0.79%
2013	1.35%	to	2.35%	766,547	19.26	to	17.11	14,526,349	0.00%	41.43%	to	39.99%
2012	1.35%	to	2.35%	899,827	13.62	to	12.22	12,071,525	0.00%	3.74%	to	2.69%
Variable Insurance Portfolios - Small Cap Value (WRSCV)
2016	1.35%	to	2.05%	42,597	24.17	to	22.08	1,013,996	0.36%	27.14%	to	26.24%
2015	1.35%	to	2.05%	36,583	19.01	to	17.49	684,814	0.09%	-6.86%	to	-7.52%
2014	1.35%	to	2.05%	44,486	20.41	to	18.92	896,105	0.10%	5.60%	to	4.85%
2013	1.35%	to	1.95%	63,489	19.32	to	18.22	1,210,987	0.87%	31.73%	to	30.93%
2012	1.35%	to	1.95%	77,379	14.67	to	13.92	1,122,503	0.45%	17.03%	to	16.31%
Variable Insurance Portfolios - Value (WRVP)
2016	1.35%	to	2.05%	336,405	22.58	to	20.20	7,424,914	1.23%	9.64%	to	8.87%
2015	1.35%	to	2.05%	383,519	20.60	to	18.56	7,729,644	0.80%	-5.21%	to	-5.89%
2014	1.35%	to	2.05%	440,586	21.73	to	19.72	9,383,905	1.09%	9.45%	to	8.67%
2013	1.35%	to	2.05%	544,971	19.86	to	18.14	10,619,585	0.80%	33.51%	to	32.56%
2012	1.35%	to	2.05%	612,712	14.87	to	13.69	8,963,802	1.36%	17.27%	to	16.44%

2016	Reserves for annuity contracts in payout phase:								$88,601
2016	Contract owners’ equity:								$144,604,452
2015	Reserves for annuity contracts in payout phase:								$103,591
2015	Contract owners’ equity:								$161,495,383
2014	Reserves for annuity contracts in payout phase:								$133,017
2014	Contract owners’ equity:								$189,640,010
2013	Reserves for annuity contracts in payout phase:								$156,348
2013	Contract owners’ equity:								$226,116,355
2012	Reserves for annuity contracts in payout phase:								$195,340
2012	Contract owners’ equity:								$219,246,989

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.